Commitments and Contingencies - Additional Information (Q1) (Details) - Pionyr Immunotherapeutics, Inc	Aug. 04, 2023 shares
Loss Contingencies [Line Items]
Percentage of net proceeds from potential monetization of legacy programs receivable	50.00%
Business acquisition, contingent value right received for each share	1
Contingent value rights period	2 years